Parent Company Financial Information (Parent Company Only) (Tables)	12 Months Ended
Sep. 30, 2012
Parent Company Financial Information (Parent Company Only) [Abstract]
Schedule Of Balance Sheets

BALANCE SHEETS
SEPTEMBER 30, 2012 and 2011
(Dollars in thousands, except share amounts)

	2012	2011
ASSETS
Cash and cash equivalents	$308,648	$113,101
Investment in the Bank	1,379,357	1,395,708
AFS securities, at fair value (amortized cost of $60,074 and $362,271)	60,120	362,875
Note receivable - ESOP	50,087	52,759
Other assets	84	75
Accrued interest	263	1,812
Income tax receivable	3,092	2,855
Deferred income tax assets	7,103	10,409
TOTAL ASSETS	$1,808,754	$1,939,594

LIABILITIES AND STOCKHOLDERS’ EQUITY

LIABILITIES:
Accounts payable and accrued expenses	$2,296	$65

STOCKHOLDERS’ EQUITY:
Preferred stock, $.01 par value; 100,000,000 shares authorized,
no shares issued or outstanding	--	--
Common stock, $.01 par value; 1,400,000,000 shares authorized,
155,379,739 and 167,498,133 shares issued and outstanding
as of September 30, 2012 and 2011, respectively	1,554	1,675
Additional paid-in capital	1,292,122	1,392,567
Unearned compensation - ESOP	(47,575)	(50,547)
Retained earnings	536,150	569,127
AOCI, net of tax	24,207	26,707
Total stockholders’ equity	1,806,458	1,939,529

TOTAL LIABILITIES AND STOCKHOLDERS’ EQUITY	$1,808,754	$1,939,594

Schedule Of Statements Of Income

STATEMENTS OF INCOME
YEARS ENDED SEPTEMBER 30, 2012, 2011 and 2010
(Dollars in thousands)

	2012	2011	2010

INTEREST AND DIVIDEND INCOME:
Dividend income from the Bank	$88,871	$45,643	$84,869
Interest income from other investments	2,835	3,221	2,927
Interest income from securities	1,062	1,093	--
Total interest and dividend income	92,768	49,957	87,796

INTEREST EXPENSE	--	855	1,680

NET INTEREST AND DIVIDEND INCOME	92,768	49,102	86,116

OTHER INCOME	--	26	50

OTHER EXPENSES:
Contribution to Foundation	--	40,000	--
Salaries and employee benefits	838	856	929
Regulatory and outside services	276	337	493
Other, net	694	650	270
Total other expenses	1,808	41,843	1,692

INCOME BEFORE INCOME TAX EXPENSE (BENEFIT) AND EQUITY
IN (EXCESS OF DISTRIBUTION OVER) UNDISTRIBUTED
EARNINGS OF SUBSIDIARY	90,960	7,285	84,474

INCOME TAX EXPENSE (BENEFIT)	731	(13,425)	(138)

INCOME BEFORE EQUITY IN (EXCESS OF DISTRIBUTION OVER)
UNDISTRIBUTED EARNINGS OF SUBSIDIARY	90,229	20,710	84,612

EQUITY IN (EXCESS OF DISTRIBUTION OVER)
UNDISTRIBUTED EARNINGS OF SUBSIDIARY	(15,716)	17,693	(16,772)

NET INCOME	$74,513	$38,403	$67,840

Schedule Of Statements Of Cash Flows

STATEMENTS OF CASH FLOWS
YEARS ENDED SEPTEMBER 30, 2012, 2011 and 2010
(Dollars in thousands)

	2012	2011	2010
CASH FLOWS FROM OPERATING ACTIVITIES:
Net income	$74,513	$38,403	$67,840
Adjustments to reconcile net income to net cash provided by
operating activities:
Equity in excess of distribution over/(undistributed)
earnings of subsidiary	15,716	(17,693)	16,772
Amortization/accretion of premiums/discounts	2,196	3,529	--
Other, net	1,549	(1,812)	1
Provision for deferred income taxes	5,422	(10,409)	--
Changes in:
Other assets	(9)	1,547	--
Income taxes receivable/payable	(2,160)	(2,927)	24
Accounts payable and accrued expenses	33	(355)	3
Net cash flows provided by operating activities	97,260	10,283	84,640

CASH FLOWS FROM INVESTING ACTIVITIES:
Offering proceeds downstreamed to Bank	--	(567,422)	--
Purchase of AFS investment securities	--	(405,800)	--
Proceeds from maturities of AFS securities	300,000	40,000	--
Proceeds from maturities of Bank certificates	--	55,000	5,000
Purchase of Capitol Federal Financial, Inc. stock	--	--	(1)
Principal collected on notes receivable from ESOP	2,672	2,525	2,387
Net cash flows provided by/(used in) investing activities	302,672	(875,697)	7,386

CASH FLOWS FROM FINANCING ACTIVITIES:
Net proceeds from stock offering (deferred offering costs)	--	1,094,101	(5,982)
Payment from subsidiary for purchase of common stock related to
restricted stock awards	6,128	--	162
Dividends paid	(63,768)	(150,110)	(48,400)
Repayment of other borrowings	--	(53,609)	--
Repurchase of common stock	(146,781)	--	(4,019)
Stock options exercised	36	35	210
Net cash flows (used in)/provided by financing activities	(204,385)	890,417	(58,029)

NET INCREASE IN CASH AND CASH EQUIVALENTS	195,547	25,003	33,997

CASH AND CASH EQUIVALENTS:
Beginning of year	113,101	88,098	54,101

End of year	$308,648	$113,101	$88,098

SUPPLEMENTAL DISCLOSURES OF CASH FLOW INFORMATION:
Interest payments	$--	$1,274	$1,678

SUPPLEMENTAL DISCLOSURE OF NONCASH INVESTING AND
FINANCING ACTIVITIES:

Note to ESOP in exchange for common stock	$--	$47,260	$--